Other assets and assets classified as held for sale	12 Months Ended
Dec. 31, 2019
Other assets and assets classified as held for sale [abstract]
Other assets and assets classified as held for sale
24	Other assets and assets classified as held for sale

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Other current assets
Prepayments	38,025	23,767
Prepayments to related parties	67,242	44,806

	105,267	68,573

Assets classified as held for sale	24,331	-